Execution of Standby Equity Purchase Agreement and Promissory Note	6 Months Ended
Jun. 30, 2024
Execution of Standby Equity Purchase Agreement and Promissory Note [Abstract]
Execution of Standby Equity Purchase Agreement and Promissory Note

Note 3 - Execution of Standby Equity Purchase Agreement and Promissory Note

As further described in Note 13C4 to the Company’s annual financial statements for the year ended December 31, 2023 on June 5, 2023, the Company entered into a Standby Equity Purchase Agreement (the “Purchase Agreement” or “SEPA”) with YA II PN, LTD., a Cayman Islands exempt limited partnership (“Yorkville”), under which the Company has the right, but not the obligation, to sell to Yorkville from time to time (each such occurrence, an “Advance”) up to $10,000 thousand (the “Commitment Amount”) of the Company’s ADS, each ADS representing five of the Company’s ordinary shares, NIS 0.01 par value.

Upon the execution of the Purchase Agreement, Yorkville, advanced to the Company $2,000 thousand (approximately NIS 7,170) of the Commitment Amount (the “Promissory Note”). The Promissory Note will mature on the 12-months anniversary of execution. The Promissory Note also accrues interest at a rate of 8%, and was issued with a 3% original issue discount, and will be repaid in 10 monthly installments beginning on the 60th day following the date of the Promissory Note’s execution either in cash or by submitting an advance shares.

On December 11, 2023, the Company and Yorkville entered into a first amendment to the SEPA pursuant to which Yorkville, upon the Company’s request, agreed to advance to the Company $1,000 thousand (approximately NIS 3,708 before issuance costs of approximately NIS 111) of the Commitment Amount, which is evidenced by the Second Promissory Note. The Second Promissory Note accrues interest at a rate of 8%, was issued with a 3% original issue discount and will be repaid in 5 equal monthly installments beginning on the 150th day following the execution date of the Second Promissory Note. The Second Promissory Note may be repaid with the proceeds of an Advance under the SEPA or repaid in cash.

On March 25, 2024, the Company entered into a second amendment to the SEPA under which the Commitment Amount was increased from original amount of $10,000 thousand to an updated amount of $15,000 thousand.

On May 8, 2024 the parties agreed that the Maturity Date in respect of the Second Promissory Note shall be extended to July 8, 2024.

See note 8 regarding a new SEPA with Yorkville.

The following tabular presentation reflects the reconciliation of the carrying amount of the Promissory Notes during the six-month period ended June 30, 2024:

Six months period ended June 30,
2024
Unaudited
Opening balance	7,139
Repayment of First Promissory Note and accrued interest through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	(3,721)
Recognition of discount, interest and exchange differences expenses	494
Income from exchange differences	-
Closing balance	3,912

During the period commencing on January 1, 2024 through June 30, 2024 , the Company sold 3,475,000 Advance Shares (represented by 17,375,000 ordinary shares) to Yorkville out of the Commitment Amount under SEPA for a total purchase price of $2,745 thousand (approximately NIS 10,724). As part of the above, an amount of $1,026 thousand (approximately NIS 3,912) was accounted for represent a partial repayment of principal and accrued interest related to the first promissory note, and an amount of $ 1,719 (approximately NIS 6,812) represent a practical exercise of commitment amount under equity line.